Schedule of Estimated Useful Lives of Other Intangible Assets (Detail)	12 Months Ended
Dec. 31, 2015
Engineering Drawings Member
Estimated useful lives of other intangible assets
Finite-lived intangible asset, useful life	15 years
Minimum | Patents
Estimated useful lives of other intangible assets
Finite-lived intangible asset, useful life	10 years
Minimum | Customer relationships
Estimated useful lives of other intangible assets
Finite-lived intangible asset, useful life	10 years
Maximum | Patents
Estimated useful lives of other intangible assets
Finite-lived intangible asset, useful life	20 years
Maximum | Customer relationships
Estimated useful lives of other intangible assets
Finite-lived intangible asset, useful life	20 years